Dividends	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Dividends	DIVIDENDS
In 2021, common share dividends in the amount of $629 million (2020 - $599 million) were declared and paid and no preferred share dividends (2020 - $18 million) were paid.
See Note 34 - Subsequent Events for dividends declared subsequent to December 31, 2021.